Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail)	6 Months Ended
Jun. 30, 2020
Base Forecasts [member] | Q2 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.69
Base Forecasts [member] | Q3 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Base Forecasts [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.72
Base Forecasts [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Base Forecasts [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Base Forecasts [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.77
Base Forecasts [member] | Canada [member] | Q2 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	12.60%
Real GDP	(42.00%)
Home prices	(13.30%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q3 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	10.60%
Real GDP	32.60%
Home prices	9.40%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.00%
Real GDP	15.80%
Home prices	17.90%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	12.80%
Home prices	2.40%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.50%
Real GDP	(7.10%)
Home prices	3.80%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	3.30%
Home prices	3.10%
Central bank policy interest rate	0.91%
Base Forecasts [member] | United States [member] | Q2 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	16.50%
Real GDP	(41.40%)
Home prices	(1.90%)
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.55%
U.S. 10-year BBB spread	3.25%
Base Forecasts [member] | United States [member] | Q3 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.20%
Real GDP	25.10%
Home prices	6.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.50%
U.S. 10-year BBB spread	2.50%
Base Forecasts [member] | United States [member] | Q4 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	16.10%
Home prices	2.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.70%
U.S. 10-year BBB spread	2.20%
Base Forecasts [member] | United States [member] | Q1 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	11.20%
Home prices	4.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.90%
U.S. 10-year BBB spread	2.00%
Base Forecasts [member] | United States [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.80%
Real GDP	(6.70%)
Home prices	2.30%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.66%
U.S. 10-year BBB spread	2.49%
Base Forecasts [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.20%
Real GDP	3.50%
Home prices	3.60%
Central bank policy interest rate	1.13%
U.S. 10-year treasury yield	1.90%
U.S. 10-year BBB spread	1.81%
Downside scenario [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.70
Downside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside scenario [member] | Canada [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	11.10%
Real GDP	(9.10%)
Home prices	0.30%
Central bank policy interest rate	0.10%
Downside scenario [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%
Real GDP	4.00%
Home prices	3.90%
Central bank policy interest rate	0.61%
Downside scenario [member] | United States [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	10.90%
Real GDP	(8.40%)
Home prices	0.40%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	0.33%
U.S. 10-year BBB spread	4.13%
Downside scenario [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.70%
Real GDP	4.00%
Home prices	4.10%
Central bank policy interest rate	0.81%
U.S. 10-year treasury yield	1.81%
U.S. 10-year BBB spread	1.84%
Upside scenario [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.72
Upside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.80
Upside scenario [member] | Canada [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.30%
Real GDP	(6.70%)
Home prices	4.90%
Central bank policy interest rate	0.44%
Upside scenario [member] | Canada [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	4.00%
Home prices	4.90%
Central bank policy interest rate	1.16%
Upside scenario [member] | United States [member] | Average Q2 2020 - Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	9.60%
Real GDP	(6.50%)
Home prices	2.60%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.09%
U.S. 10-year BBB spread	2.42%
Upside scenario [member] | United States [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%
Real GDP	4.00%
Home prices	4.30%
Central bank policy interest rate	1.61%
U.S. 10-year treasury yield	2.90%
U.S. 10-year BBB spread	1.55%